PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2021 and June 30, 2021.

	September 30, 2021	June 30, 2021
	(Unaudited)
Office equipment at cost	$27,532	$28,623
Less: Accumulated depreciation	(23,939)	(24,368)

Total property, plant, and equipment	$3,593	$4,255

Depreciation expense for the three months ended September 30, 2021 and 2020 were $509 and $438, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30,

	2021	2020

Office equipment at cost	$28,623	$26,299
Less: Accumulated depreciation	(24,368)	(20,552)

Total property, plant, and equipment	$4,255	$5,747

Depreciation expense for the years ended June 30, 2021 and 2020 were $1,993 and $2,473, respectively

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020